Digital assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Digital assets [abstract]
Gain on fair value	$ (1,244,943)	$ (718,827)
Invested in additional digital assets	2,962,239
Digital assets sold	64,669
Gross proceeds	68,980
Gain on sale of digital assets	$ 4,311	$ 68,293